CURRENT AND NON-CURRENT PORTION OF ACCOUNT BALANCES (Tables)	6 Months Ended
Jun. 30, 2019
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Current and Non-current Assets [Table Text Block]
    Assets

	Other Financial Assets		Accounts Receivable and Other		Inventory
AS AT JUN. 30, 2019 AND DEC. 31, 2018 (MILLIONS)	2019	2018	2019	2018	2019	2018
Current portion	$3,353	$3,382	$12,984	$11,911	$6,936	$4,578
Non-current portion	4,154	2,845	4,709	5,020	2,825	2,411
	$7,507	$6,227	$17,693	$16,931	$9,761	$6,989

Schedule of Current and Non-current Liabilities [Table Text Block]
Liabilities

	Accounts Payable and Other[1]		Corporate Borrowings		Non-Recourse Borrowings of Managed Entities
AS AT JUN. 30, 2019 AND DEC. 31, 2018 (MILLIONS)	2019	2018	2019	2018	2019	2018
Current portion	$17,126	$14,337	$—	$440	$11,039	$11,159
Non-current portion	15,469	9,652	7,060	5,969	112,332	100,650
	$32,595	$23,989	$7,060	$6,409	$123,371	$111,809

1.	The increase in accounts payable and other is primarily due to the adoption of IFRS 16, the new lease accounting standard. Refer to Note 2 for additional information.